Non-Trade Accounts Receivable and Payable (Tables)	6 Months Ended
Jun. 30, 2026
Non-trade Accounts Receivable and Payable [Abstract]
Schedule of Non-Trade Accounts Receivable

Non-trade accounts receivable, net consisted of the following as of June 30, 2026 and December 31, 2025:

in thousands	June 30, 2026	December 31, 2025
Short term loan receivable	$9,617	$11,653
Short term loan receivable – related parties	361	—
Toll processing	870	—
Other receivables	361	—
Other receivables – related parties	436	—
Non-trade accounts receivable, gross	11,644	$11,653
Less: Provision for credit losses	(9,000)	$(10,160)
Non-trade accounts receivable, net of provision for credit losses	$2,644	$1,493

Schedule of Non-Trade Accounts Payable

Non-trade accounts payable consisted of the following as of June 30, 2026:

in thousands	June 30, 2026
Dissenting shareholder appraisal right liabilities	$45,135
Toll processing	1,746
Other payables	672
Other payables – related party	461
Non-trade accounts payable	$48,014